Common shareholder's equity, mezzanine equity, and non-controlling interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Common shareholder's equity, mezzanine equity, and non-controlling interests
Schedule of additional paid-in surplus

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
(Millions)	2018	2017	2018	2017
Reimbursement for performance shares	$—	$—	$1.4	$2.5
Reimbursement for retention bonuses	—	1.9	—	9.0
Total Additional paid-in surplus	$—	$1.9	$1.4	$11.5

	2017	2016
	(Millions)
Reimbursement for retention bonuses(1)	$10.8	$14.5
Reimbursement for performance shares(1)	2.5	5.4
Reimbursement for transaction bonuses(1)	—	30.5
Excess of fair value received over equity method carrying value of OneBeacon(2)	—	22.1
Reimbursement for ILW parent covers(3)	—	16.5
Other	—	0.6
Total Additional paid-in surplus	$13.3	$89.6

(1)See Note 14.

(2)See Note 20.

(3)See Note 6.

Schedule of change in non-controlling interest

(Millions)	For the Three Months	For the Nine Months
	Ended September 30,	Ended September 30,
	2018	2018
Non-controlling interests	$1.0	$0.2
Net income attributable to non-controlling interests	0.3	0.9
Return of capital to non-controlling interests	(0.2)	—
Non-controlling interests as of September 30, 2018	$1.1	$1.1

(Millions)	For the Three Months	For the Nine Months
	Ended September 30,	Ended September 30,
	2017	2017
Non-controlling interests	$250.2	$251.3
Net income attributable to non-controlling interests	4.2	13.2
Dividends to non-controlling interests	(4.7)	(14.1)
Redemption of non-controlling interests	(250.0)	(250.0)
Other, net	—	(0.7)
Non-controlling interests as of September 30, 2017	$(0.3)	$(0.3)

Total
(Millions)
Non-controlling interests as of December 31, 2014	$250.0
Net income attributable to non-controlling interests	18.8
Dividends to non-controlling interests	(18.8)
Other, net	0.1
Non-controlling interests as of December 31, 2015	$250.1
Net income attributable to non-controlling interests	19.3
Dividends to non-controlling interests	(18.8)
Other, net	0.7
Non-controlling interests as of December 31, 2016	$251.3
Net income attributable to non-controlling interests	13.7
Dividends to non-controlling interests	(14.1)
Redemption of SIG Preference Shares	(250.7)
Non-controlling interests as of December 31, 2017	$0.2